SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information [Line Items]
Segment Reporting
	For the years ended December 31,
	2010	2011	2012
Revenues
WVAS	$83,280,333	$80,265,942	$77,765,502
Mobile games	49,171,432	40,850,452	21,190,283
Internet games	17,131,599	38,892,041	87,423,923
	149,583,364	160,008,435	186,379,708

Sales tax
WVAS	(1,584,382)	(1,390,901)	(1,053,179)
Mobile games	(925,098)	(621,069)	(219,306)
Internet games	(699,453)	(1,815,853)	(4,521,072)
	(3,208,933)	(3,827,823)	(5,793,557)

Cost of revenues
WVAS	(48,329,474)	(50,758,629)	(52,655,523)
Mobile games	(29,570,886)	(25,247,963)	(10,934,999)
Internet games	(2,338,257)	(15,923,649)	(39,539,750)
	(80,238,617)	(91,930,241)	(103,130,272)

Gross profit
WVAS	33,366,477	28,116,412	24,056,800
Mobile games	18,675,448	14,981,420	10,035,978
Internet games	14,093,889	21,152,539	43,363,101
	66,135,814	64,250,371	77,455,879

Operating expenses
Product development	(23,964,697)	(15,416,944)	(18,382,383)
Selling and marketing	(18,975,617)	(20,891,615)	(24,586,039)
General and administrative	(10,481,827)	(11,582,200)	(11,629,273)
Impairment loss on goodwill and intangible assets	(8,728,896)	(20,259,169)	-
Total operating expenses	(62,151,037)	(68,149,928)	(54,597,695)

Changes in fair value of contingent consideration for business acquisition	$10,894,533	$(3,729,513)	-
Government subsidies	$337,663	$319,319	$301,359
Income (loss) from operations	$15,216,973	$(7,309,751)	$23,159,543

Geographic Information
	For the years ended December 31,
	2010	2011	2012

PRC	$144,622,646	$154,455,308	$176,466,462
Asia-pacific	4,474,499	4,502,636	3,702,017
Europe and America	486,219	1,050,491	6,211,229
	$149,583,364	$160,008,435	$186,379,708

WVAS [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2010	2011	2012

WVAS
2.5 Generation
- WAP	$4,485,792	$2,355,376	$2,688,051
- MMS	5,544,700	6,573,187	3,392,146
	10,030,492	8,928,563	6,080,197

2 Generation
- SMS	$34,485,665	$37,096,542	$39,178,143
- IVR	17,706,798	12,661,930	13,437,961
- CRBT and others	21,057,378	21,578,907	19,069,201
	73,249,841	71,337,379	71,685,305
	$83,280,333	$80,265,942	$77,765,502

Mobile Games [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2010	2011	2012

Mobile games
- Feature phone	$49,171,432	$40,850,452	$15,613,441
- Smart phone	-	-	5,576,842
	$49,171,432	$40,850,452	$21,190,283

Internet Games [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2010	2011	2012

Internet games
Online game operation	$12,170,881	$36,577,203	$85,012,995
Licensing arrangement	4,960,718	2,314,838	2,410,928
	$17,131,599	$38,892,041	$87,423,923